UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Gregory F. Niland

American Funds Retirement Income Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Retirement Income Portfolio Series Semi-annual report for the six months ended April 30, 2024

Portfolios designed
to help address
your retirement
income needs

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds® Retirement Income Portfolio — Conservative strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds® Retirement Income Portfolio — Moderate strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds® Retirement Income Portfolio — Enhanced strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end). Class A share returns reflect the maximum 5.75% sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2024.

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 8/28/15)	Expense ratios

American Funds Retirement Income Portfolio — Conservative
Class F-2 shares	6.79%	4.58%	4.86%	0.39%
Class A shares	0.44	3.11	3.91	0.56

American Funds Retirement Income Portfolio — Moderate
Class F-2 shares	10.50	6.01	6.15	0.41
Class A shares	4.00	4.57	5.20	0.60

American Funds Retirement Income Portfolio — Enhanced
Class F-2 shares	14.32	7.30	7.34	0.42
Class A shares	7.57	5.84	6.38	0.59

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Retirement Income Portfolio Series for the periods ended April 30, 2024, are shown in the table below, as well as results of each fund’s benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/what-we-offer/retirement-income-portfolio-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolios

8	Financial statements

12	Notes to financial statements

25	Financial highlights

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 8/28/15)

American Funds Retirement Income Portfolio — Conservative
Class F-2 shares	8.89%	3.16%	3.84%	4.52%
Class A shares	8.71	2.89	3.61	4.28

American Funds Retirement Income Portfolio — Moderate
Class F-2 shares	11.24	6.29	5.17	5.77
Class A shares	11.15	6.09	4.96	5.54

American Funds Retirement Income Portfolio — Enhanced
Class F-2 shares	13.57	9.74	6.36	6.92
Class A shares	13.50	9.55	6.16	6.70
S&P Target Date Retirement Income Index*	9.36	5.45	3.53	4.07

Past results are not predictive of results in future periods.

*The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.

The American Funds Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Retirement Income Portfolio Series	1

American Funds Conservative Portfolio	unaudited

Investment portfolio April 30, 2024

Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,552,146	$81,441

Equity-income funds 33%
Capital Income Builder, Class R-6	3,166,559	209,848
The Income Fund of America, Class R-6	7,397,271	174,871
		384,719

Balanced funds 12%
American Balanced Fund, Class R-6	2,838,154	93,006
American Funds Global Balanced Fund, Class R-6	1,281,747	46,720
		139,726

Fixed income funds 48%
The Bond Fund of America, Class R-6	16,030,405	175,693
American Funds Strategic Bond Fund, Class R-6	13,236,425	116,745
American Funds Multi-Sector Income Fund, Class R-6	10,255,878	93,944
Intermediate Bond Fund of America, Class R-6	4,816,838	58,621
U.S. Government Securities Fund, Class R-6	5,074,230	58,607
American Funds Inflation Linked Bond Fund, Class R-6	6,490,704	58,352
		561,962

Total investment securities 100% (cost: $1,149,534,000)		1,167,848
Other assets less liabilities 0%		(282)

Net assets 100%		$1,167,566

2	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$80,277	$2,577	$10,486	$806	$8,267	$81,441	$1,199	$1,372
Equity-income funds 33%
Capital Income Builder, Class R-6	160,875	50,082	16,445	885	14,451	209,848	3,769	188
The Income Fund of America, Class R-6	217,910	5,880	70,870	(2,573)	24,524	174,871	5,423	—
						384,719
Balanced funds 12%
American Balanced Fund, Class R-6	91,738	2,431	12,544	1,512	9,869	93,006	1,859	—
American Funds Global Balanced Fund, Class R-6	46,098	754	5,540	448	4,960	46,720	439	—
						139,726
Fixed income funds 48%
The Bond Fund of America, Class R-6	172,768	7,096	8,699	(727)	5,255	175,693	4,012	—
American Funds Strategic Bond Fund, Class R-6	114,578	4,514	5,184	(408)	3,245	116,745	575	—
American Funds Multi-Sector Income Fund, Class R-6	57,817	36,649	4,084	12	3,550	93,944	1,987	—
Intermediate Bond Fund of America, Class R-6	57,784	1,777	1,652	(12)	724	58,621	1,259	—
U.S. Government Securities Fund, Class R-6	80,807	3,040	26,409	(4,877)	6,046	58,607	1,888	—
American Funds Inflation Linked Bond Fund, Class R-6	68,855	1,700	13,321	(2,786)	3,904	58,352	908	—
						561,962
Total 100%				$(7,720)	$84,795	$1,167,848	$23,318	$1,560

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	3

American Funds Moderate Portfolio	unaudited

Investment portfolio April 30, 2024

Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,568,025	$98,535
American Mutual Fund, Class R-6	1,335,219	70,059
		168,594

Equity-income funds 38%
The Income Fund of America, Class R-6	11,880,886	280,863
Capital Income Builder, Class R-6	3,811,456	252,585
		533,448

Balanced funds 20%
American Balanced Fund, Class R-6	6,422,451	210,464
American Funds Global Balanced Fund, Class R-6	1,923,531	70,113
		280,577

Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	13,854,551	126,908
The Bond Fund of America, Class R-6	10,244,650	112,281
U.S. Government Securities Fund, Class R-6	8,496,962	98,140
American Funds Strategic Bond Fund, Class R-6	9,535,083	84,099
		421,428

Total investment securities 100% (cost: $1,342,970,000)		1,404,047
Other assets less liabilities 0%		(331)

Net assets 100%		$1,403,716

4	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$90,869	$3,548	$10,792	$(254)	$15,164	$98,535	$1,071	$1,549
American Mutual Fund, Class R-6	65,197	2,130	4,714	304	7,142	70,059	998	1,130
						168,594
Equity-income funds 38%
The Income Fund of America, Class R-6	312,373	8,931	72,144	1,500	30,203	280,863	7,955	—
Capital Income Builder, Class R-6	182,498	60,415	7,809	45	17,436	252,585	4,392	217
						533,448
Balanced funds 20%
American Balanced Fund, Class R-6	194,939	5,700	14,552	293	24,084	210,464	4,031	—
American Funds Global Balanced Fund, Class R-6	65,279	640	3,515	(156)	7,865	70,113	640	—
						280,577
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	117,627	4,997	3,007	(189)	7,480	126,908	4,078	—
The Bond Fund of America, Class R-6	65,501	46,074	812	(97)	1,615	112,281	1,587	—
U.S. Government Securities Fund, Class R-6	65,501	32,845	806	(162)	762	98,140	1,605	—
American Funds Strategic Bond Fund, Class R-6	78,116	5,948	1,723	(101)	1,859	84,099	457	—
American Funds Inflation Linked Bond Fund, Class R-6[2]	65,249	4,066	70,517	(6,093)	7,295	—	869	—
						421,428
Total 100%				$(4,910)	$120,905	$1,404,047	$27,683	$2,896

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 4/30/2024.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	5

American Funds Enhanced Portfolio	unaudited

Investment portfolio April 30, 2024

Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	1,985,071	$81,467

Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,588,806	162,681
American Mutual Fund, Class R-6	1,543,918	81,009
		243,690

Equity-income funds 38%
The Income Fund of America, Class R-6	13,751,450	325,084
Capital Income Builder, Class R-6	4,407,193	292,065
		617,149

Balanced funds 25%
American Balanced Fund, Class R-6	9,903,753	324,546
American Funds Global Balanced Fund, Class R-6	2,224,566	81,085
		405,631

Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	12,440,242	113,953
American High-Income Trust, Class R-6	8,620,881	81,467
The Bond Fund of America, Class R-6	7,382,001	80,907
		276,327

Total investment securities 100% (cost: $1,481,282,000)		1,624,264
Other assets less liabilities 0%		(345)

Net assets 100%		$1,623,919

6	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$73,033	$5,028	$11,044	$361	$14,089	$81,467	$457	$2,092
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	146,363	5,944	13,803	(224)	24,401	162,681	1,736	2,499
American Mutual Fund, Class R-6	73,526	2,416	3,366	61	8,372	81,009	1,136	1,280
						243,690
Equity-income funds 38%
The Income Fund of America, Class R-6	351,919	13,907	76,616	(1,472)	37,346	325,084	9,061	—
Capital Income Builder, Class R-6	205,311	71,814	4,772	(133)	19,845	292,065	4,993	246
						617,149
Balanced funds 25%
American Balanced Fund, Class R-6	293,024	7,976	13,279	(182)	37,007	324,546	6,103	—
American Funds Global Balanced Fund, Class R-6	73,388	941	1,934	(177)	8,867	81,085	727	—
						405,631
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	103,063	7,510	2,995	5	6,370	113,953	3,624	—
American High-Income Trust, Class R-6	73,938	4,543	1,912	4	4,894	81,467	2,696	—
The Bond Fund of America, Class R-6	—	81,128	—	—	(221)	80,907	64	—
American Funds Inflation Linked Bond Fund, Class R-6[2]	73,050	8,009	82,392	(7,237)	8,570	—	988	—
						276,327
Total 100%				$(8,994)	$169,540	$1,624,264	$31,585	$6,117

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 4/30/2024.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	7

Financial statements	unaudited

Statements of assets and liabilities
at April 30, 2024	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,167,848	$1,404,047	$1,624,264
Receivables for:
Sales of investments	474	—	657
Sales of fund’s shares	345	1,199	577
Dividends	1,587	1,295	1,122
Total assets	1,170,254	1,406,541	1,626,620

Liabilities:
Payables for:
Purchases of investments	1,587	1,875	1,122
Repurchases of fund’s shares	821	626	1,234
Services provided by related parties	270	314	335
Trustees’ deferred compensation	10	10	10
Total liabilities	2,688	2,825	2,701
Net assets at April 30, 2024	$1,167,566	$1,403,716	$1,623,919

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,180,494	$1,346,048	$1,485,658
Total distributable earnings (accumulated loss)	(12,928)	57,668	138,261
Net assets at April 30, 2024	$1,167,566	$1,403,716	$1,623,919
Investment securities of affiliated issuers, at cost	$1,149,534	$1,342,970	$1,481,282

Refer to the notes to financial statements.

8	American Funds Retirement Income Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities
at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$850,327	$1,117,372	$1,241,217
	Shares outstanding	76,232	94,529	96,833
	Net asset value per share	$11.15	$11.82	$12.82
Class C:	Net assets	$105,872	$87,765	$77,219
	Shares outstanding	9,546	7,464	6,049
	Net asset value per share	$11.09	$11.76	$12.76
Class T:	Net assets	$11	$11	$12
	Shares outstanding	1	1	1
	Net asset value per share	$11.17	$11.82	$12.83
Class F-1:	Net assets	$20,046	$15,911	$18,121
	Shares outstanding	1,797	1,346	1,413
	Net asset value per share	$11.16	$11.82	$12.83
Class F-2:	Net assets	$123,766	$145,009	$221,169
	Shares outstanding	11,075	12,245	17,224
	Net asset value per share	$11.18	$11.84	$12.84
Class F-3:	Net assets	$19,204	$15,682	$39,948
	Shares outstanding	1,719	1,326	3,114
	Net asset value per share	$11.17	$11.83	$12.83
Class R-1:	Net assets	$1,520	$2,462	$1,361
	Shares outstanding	137	209	106
	Net asset value per share	$11.12	$11.76	$12.80
Class R-2:	Net assets	$2,034	$2,500	$3,342
	Shares outstanding	183	212	262
	Net asset value per share	$11.13	$11.78	$12.74
Class R-2E:	Net assets	$154	$73	$633
	Shares outstanding	14	6	50
	Net asset value per share	$11.18	$11.84	$12.82
Class R-3:	Net assets	$2,302	$5,158	$5,656
	Shares outstanding	206	437	443
	Net asset value per share	$11.17	$11.80	$12.78
Class R-4:	Net assets	$3,888	$1,820	$4,358
	Shares outstanding	345	154	340
	Net asset value per share	$11.25	$11.82	$12.83
Class R-5E:	Net assets	$533	$299	$1,734
	Shares outstanding	47	25	135
	Net asset value per share	$11.24	$11.83	$12.83
Class R-5:	Net assets	$388	$447	$13
	Shares outstanding	35	38	1
	Net asset value per share	$11.18	$11.87	$12.85
Class R-6:	Net assets	$37,521	$9,207	$9,136
	Shares outstanding	3,355	777	711
	Net asset value per share	$11.18	$11.85	$12.85

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	9

Financial statements (continued)	unaudited

Statements of operations
for the six months ended April 30, 2024	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$23,318	$27,683	$31,585
Fees and expenses*:
Distribution services	1,700	1,973	1,959
Transfer agent services	246	238	284
Reports to shareholders	13	15	17
Registration statement and prospectus	80	91	110
Trustees’ compensation	3	3	4
Auditing and legal	4	4	5
Custodian	2	3	3
Other	4	4	5
Total fees and expenses	2,052	2,331	2,387
Net investment income	21,266	25,352	29,198

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(7,720)	(4,910)	(8,994)
Capital gain distributions received from affiliated issuers	1,560	2,897	6,117
	(6,160)	(2,013)	(2,877)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	84,795	120,905	169,540
Net realized gain (loss) and unrealized appreciation (depreciation)	78,635	118,892	166,663

Net increase (decrease) in net assets resulting from operations	$99,901	$144,244	$195,861

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

10	American Funds Retirement Income Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$21,266	$44,421	$25,352	$46,156	$29,198	$46,440
Net realized gain (loss)	(6,160)	(24,968)	(2,013)	3,764	(2,877)	6,191
Net unrealized appreciation (depreciation)	84,795	376	120,905	(10,899)	169,540	11,202
Net increase (decrease) in net assets resulting from operations	99,901	19,829	144,244	39,021	195,861	63,833

Distributions paid to shareholders	(21,270)	(42,205)	(29,502)	(69,237)	(34,513)	(84,271)

Net capital share transactions	(60,278)	(122,545)	(13,850)	(1,823)	(3,684)	47,214

Total increase (decrease) in net assets	18,353	(144,921)	100,892	(32,039)	157,664	26,776

Net assets:
Beginning of period	1,149,213	1,294,134	1,302,824	1,334,863	1,466,255	1,439,479
End of period	$1,167,566	$1,149,213	$1,403,716	$1,302,824	$1,623,919	$1,466,255

*	Unaudited.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	11

Notes to financial statements	unaudited

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

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Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2024, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. These funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

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Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the funds. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

14	American Funds Retirement Income Portfolio Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

American Funds Retirement Income Portfolio Series	15

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S.. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

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Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
As of October 31, 2023
Undistributed ordinary income	$3,180	$2,359	$1,418
Undistributed long-term capital gains	—	4,212	5,322
Capital loss carryforward*	(23,817)	—	—
As of April 30, 2024
Gross unrealized appreciation on investments	82,809	120,469	157,051
Gross unrealized depreciation on investments	(67,715)	(62,089)	(16,390)
Net unrealized appreciation (depreciation) on investments	15,094	58,380	140,661
Cost of investments	1,152,754	1,345,667	1,483,603

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Conservative Portfolio

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$15,615		$—	$15,615		$30,787		$—	$30,787
Class C	1,623		—	1,623		3,303		—	3,303
Class T	—	†	—	—	†	—	†	—	—	†
Class F-1	380		—	380		775		—	775
Class F-2	2,278		—	2,278		4,857		—	4,857
Class F-3	405		—	405		813		—	813
Class R-1	23		—	23		38		—	38
Class R-2	27		—	27		42		—	42
Class R-2E	2		—	2		4		—	4
Class R-3	38		—	38		73		—	73
Class R-4	104		—	104		219		—	219
Class R-5E	9		—	9		12		—	12
Class R-5	7		—	7		13		—	13
Class R-6	759		—	759		1,269		—	1,269
Total	$21,270		$—	$21,270		$42,205		$—	$42,205

Refer to the end of the tables for footnote.

American Funds Retirement Income Portfolio Series	17

Moderate Portfolio

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$20,174		$3,339		$23,513		$35,676		$19,371		$55,047
Class C	1,341		280		1,621		2,507		1,807		4,314
Class T	—	†	—	†	—	†	1		—	†	1
Class F-1	294		50		344		574		320		894
Class F-2	2,773		436		3,209		4,843		2,458		7,301
Class F-3	306		47		353		602		320		922
Class R-1	36		7		43		50		34		84
Class R-2	36		7		43		57		36		93
Class R-2E	1		—	†	1		2		1		3
Class R-3	97		17		114		116		59		175
Class R-4	37		7		44		63		36		99
Class R-5E	6		1		7		8		4		12
Class R-5	9		1		10		17		9		26
Class R-6	174		26		200		201		65		266
Total	$25,284		$4,218		$29,502		$44,717		$24,520		$69,237

Enhanced Portfolio

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$22,281		$4,049		$26,330		$34,922		$28,708		$63,630
Class C	1,170		270		1,440		1,948		2,222		4,170
Class T	—	†	—	†	—	†	—	†	—	†	—	†
Class F-1	328		62		390		659		601		1,260
Class F-2	4,149		722		4,871		6,840		5,306		12,146
Class F-3	762		129		891		1,009		754		1,763
Class R-1	20		5		25		27		25		52
Class R-2	64		16		80		107		110		217
Class R-2E	10		2		12		15		15		30
Class R-3	104		21		125		145		116		261
Class R-4	105		21		126		182		144		326
Class R-5E	24		4		28		35		28		63
Class R-5	—	†	—	†	—	†	—	†	—	†	—	†
Class R-6	167		28		195		202		151		353
Total	$29,184		$5,329		$34,513		$46,091		$38,180		$84,271

†	Amount less than one thousand.

18	American Funds Retirement Income Portfolio Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2024, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

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For the six months ended April 30, 2024, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

Conservative Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,086	$148
Class C	559	19
Class T	—	—	*
Class F-1	26	11
Class F-2	Not applicable	60
Class F-3	Not applicable	—	*
Class R-1	8	—	*
Class R-2	7	2
Class R-2E	1	—	*
Class R-3	6	2
Class R-4	7	3
Class R-5E	Not applicable	—	*
Class R-5	Not applicable	—	*
Class R-6	Not applicable	1
Total class-specific expenses	$1,700	$246

Moderate Portfolio

Share class	Distribution services		Transfer agent services
Class A	$1,465		$147
Class C	454		13
Class T	—		—
Class F-1	20		8
Class F-2	Not applicable		64
Class F-3	Not applicable		—	*
Class R-1	12		—	*
Class R-2	9		2
Class R-2E	—	*	—	*
Class R-3	10		3
Class R-4	3		1
Class R-5E	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		—	*
Total class-specific expenses	$1,973		$238

Enhanced Portfolio
Share class	Distribution services	Transfer agent services
Class A	$1,499	$151
Class C	394	10
Class T	—	—
Class F-1	23	11
Class F-2	Not applicable	104
Class F-3	Not applicable	—	*
Class R-1	7	—	*
Class R-2	16	3
Class R-2E	2	1
Class R-3	14	2
Class R-4	4	1
Class R-5E	Not applicable	1
Class R-5	Not applicable	—	*
Class R-6	Not applicable	—	*
Total class-specific expenses	$1,959	$284

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Conservative Portfolio	$2	$1	$3
Moderate Portfolio	2	1	3
Enhanced Portfolio	2	2	4

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

20	American Funds Retirement Income Portfolio Series

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2024, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$116,501	$173,688
Moderate Portfolio	175,295	189,360
Enhanced Portfolio	209,218	212,114

American Funds Retirement Income Portfolio Series	21

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

	Sales*			Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$42,833	3,829		$15,499	1,371		$(94,810)	(8,505)	$(36,478)	(3,305)
Class C	4,042	365		1,614	144		(18,007)	(1,622)	(12,351)	(1,113)
Class T	—	—		—	—		—	—	—	—
Class F-1	1,464	132		380	34		(3,765)	(337)	(1,921)	(171)
Class F-2	17,446	1,541		2,274	201		(21,291)	(1,897)	(1,571)	(155)
Class F-3	1,187	106		405	36		(4,439)	(395)	(2,847)	(253)
Class R-1	7	1		22	2		(46)	(4)	(17)	(1)
Class R-2	320	29		27	2		(25)	(2)	322	29
Class R-2E	19	2		2	—	†	— †	— †	21	2
Class R-3	330	29		38	3		(375)	(33)	(7)	(1)
Class R-4	220	20		104	9		(3,357)	(293)	(3,033)	(264)
Class R-5E	94	8		8	1		(15)	(2)	87	7
Class R-5	4	—	†	7	1		— †	— †	11	1
Class R-6	6,318	567		759	67		(9,571)	(859)	(2,494)	(225)
Total net increase (decrease)	$74,284	6,629		$21,139	1,871		$(155,701)	(13,949)	$(60,278)	(5,449)

Year ended October 31, 2023

Class A	$84,136	7,651		$30,545	2,810		$(197,028)	(17,990)	$(82,347)	(7,529)
Class C	9,719	889		3,279	303		(31,836)	(2,922)	(18,838)	(1,730)
Class T	—	—		—	—		—	—	—	—
Class F-1	1,932	175		775	71		(8,177)	(746)	(5,470)	(500)
Class F-2	25,434	2,309		4,841	444		(56,502)	(5,148)	(26,227)	(2,395)
Class F-3	7,341	667		813	75		(9,080)	(827)	(926)	(85)
Class R-1	106	10		39	3		(101)	(9)	44	4
Class R-2	512	46		41	4		(297)	(27)	256	23
Class R-2E	107	10		3	—	†	(125)	(11)	(15)	(1)
Class R-3	757	68		73	7		(702)	(64)	128	11
Class R-4	899	81		218	20		(838)	(76)	279	25
Class R-5E	136	12		12	1		(38)	(3)	110	10
Class R-5	9	1		12	1		(244)	(22)	(223)	(20)
Class R-6	16,513	1,508		1,269	117		(7,098)	(646)	10,684	979
Total net increase (decrease)	$147,601	13,427		$41,920	3,856		$(312,066)	(28,491)	$(122,545)	(11,208)

Refer to the end of the tables for footnotes.

22	American Funds Retirement Income Portfolio Series

Moderate Portfolio

	Sales*			Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$68,630	5,824		$23,211	1,957		$(93,613)	(7,984)	$(1,772)	(203)
Class C	4,767	408		1,616	137		(14,640)	(1,252)	(8,257)	(707)
Class T	—	—		—	—		—	—	—	—
Class F-1	377	32		342	29		(1,832)	(156)	(1,113)	(95)
Class F-2	10,980	930		3,151	265		(17,616)	(1,504)	(3,485)	(309)
Class F-3	1,423	121		353	30		(1,619)	(137)	157	14
Class R-1	28	2		44	4		— †	— †	72	6
Class R-2	191	16		42	3		(5)	— †	228	19
Class R-2E	2	—	†	1	—	†	— †	— †	3	— †
Class R-3	1,119	94		113	9		(968)	(82)	264	21
Class R-4	52	4		44	4		(455)	(38)	(359)	(30)
Class R-5E	35	3		6	1		(22)	(3)	19	1
Class R-5	7	1		10	1		(70)	(6)	(53)	(4)
Class R-6	1,369	115		200	17		(1,123)	(95)	446	37
Total net increase (decrease)	$88,980	7,550		$29,133	2,457		$(131,963)	(11,257)	$(13,850)	(1,250)

Year ended October 31, 2023

Class A	$116,556	10,238		$54,331	4,840		$(171,941)	(15,111)	$(1,054)	(33)
Class C	8,300	734		4,306	385		(22,088)	(1,954)	(9,482)	(835)
Class T	—	—		—	—		—	—	—	—
Class F-1	1,767	156		892	79		(4,267)	(376)	(1,608)	(141)
Class F-2	31,643	2,772		7,167	637		(33,889)	(2,968)	4,921	441
Class F-3	3,299	290		922	82		(6,972)	(616)	(2,751)	(244)
Class R-1	416	38		84	7		(41)	(4)	459	41
Class R-2	152	13		93	9		(48)	(4)	197	18
Class R-2E	4	1		2	—	†	— †	— †	6	1
Class R-3	2,369	208		175	16		(232)	(21)	2,312	203
Class R-4	728	63		99	9		(526)	(46)	301	26
Class R-5E	82	7		12	1		(37)	(3)	57	5
Class R-5	—	—		25	2		(30)	(3)	(5)	(1)
Class R-6	6,151	536		266	24		(1,593)	(140)	4,824	420
Total net increase (decrease)	$171,467	15,056		$68,374	6,091		$(241,664)	(21,246)	$(1,823)	(99)

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	23

Enhanced Portfolio

	Sales*				Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$77,549		6,105		$25,979	2,036	$(97,544)	(7,717)	$5,984	424
Class C	3,819		303		1,436	113	(11,746)	(934)	(6,491)	(518)
Class T	—		—		—	—	—	—	—	—
Class F-1	757		60		390	31	(2,063)	(164)	(916)	(73)
Class F-2	18,753		1,466		4,794	375	(30,256)	(2,396)	(6,709)	(555)
Class F-3	9,882		784		890	69	(4,007)	(320)	6,765	533
Class R-1	—	†	—	†	24	1	— †	— †	24	1
Class R-2	108		9		79	6	(1,571)	(123)	(1,384)	(108)
Class R-2E	2		1		12	1	— †	— †	14	2
Class R-3	721		57		125	10	(1,072)	(84)	(226)	(17)
Class R-4	265		20		126	10	(2,685)	(207)	(2,294)	(177)
Class R-5E	481		38		28	2	(44)	(4)	465	36
Class R-5	—		—		—	—	—	—	—	—
Class R-6	1,305		102		195	16	(416)	(33)	1,084	85
Total net increase (decrease)	$113,642		8,945		$34,078	2,670	$(151,404)	(11,982)	$(3,684)	(367)

Year ended October 31, 2023

Class A	$139,292		11,580		$62,946	5,345	$(155,668)	(12,978)	$46,570	3,947
Class C	7,850		655		4,153	354	(21,201)	(1,774)	(9,198)	(765)
Class T	—		—		—	—	—	—	—	—
Class F-1	2,040		171		1,260	107	(9,934)	(825)	(6,634)	(547)
Class F-2	36,774		3,058		11,996	1,017	(38,873)	(3,234)	9,897	841
Class F-3	5,683		471		1,760	149	(5,310)	(442)	2,133	178
Class R-1	399		33		51	5	(193)	(16)	257	22
Class R-2	567		47		217	18	(552)	(46)	232	19
Class R-2E	2		—	†	29	2	(29)	(2)	2	— †
Class R-3	2,231		184		261	22	(755)	(65)	1,737	141
Class R-4	437		36		325	28	(285)	(23)	477	41
Class R-5E	322		27		62	6	(324)	(27)	60	6
Class R-5	—		—		—	—	—	—	—	—
Class R-6	2,217		184		352	30	(888)	(73)	1,681	141
Total net increase (decrease)	$197,814		16,446		$83,412	7,083	$(234,012)	(19,505)	$47,214	4,024

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

24	American Funds Retirement Income Portfolio Series

Financial highlights

Conservative Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$10.44	$.20	$.71	$.91	$(.20)	$—	$(.20)	$11.15	8.71%[8]		$850		.30%[9]		.30%[9]		.58%[9]		3.61%[9]
10/31/2023	10.67	.39	(.25)	.14	(.37)	—	(.37)	10.44	1.20		830		.30		.30		.57		3.53
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29)	(.12)	(.41)	10.67	(11.55)		929		.34		.34		.60		2.48
10/31/2021	11.35	.23	1.34	1.57	(.34)	(.09)	(.43)	12.49	14.03		1,024		.35		.35		.61		1.86
10/31/2020	11.30	.25	.17	.42	(.29)	(.08)	(.37)	11.35	3.75		755		.37		.37		.64		2.23
10/31/2019	10.59	.28	.78	1.06	(.27)	(.08)	(.35)	11.30	10.32		535		.38		.38		.66		2.52
Class C:
4/30/2024[6,7]	10.38	.16	.71	.87	(.16)	—	(.16)	11.09	8.36	[8]	106		1.05	[9]	1.05	[9]	1.33	[9]	2.88	[9]
10/31/2023	10.61	.30	(.25)	.05	(.28)	—	(.28)	10.38	.42		111		1.05		1.05		1.32		2.79
10/31/2022	12.42	.21	(1.69)	(1.48)	(.21)	(.12)	(.33)	10.61	(12.17)		131		1.05		1.05		1.31		1.78
10/31/2021	11.29	.14	1.34	1.48	(.26)	(.09)	(.35)	12.42	13.25		155		1.05		1.05		1.31		1.16
10/31/2020	11.24	.17	.17	.34	(.21)	(.08)	(.29)	11.29	3.06		116		1.07		1.07		1.34		1.55
10/31/2019	10.55	.20	.77	.97	(.20)	(.08)	(.28)	11.24	9.42		96		1.08		1.08		1.36		1.84
Class T:
4/30/2024[6,7]	10.45	.22	.72	.94	(.22)	—	(.22)	11.17	8.96	[8,10]	—	[11]	.04	[9,10]	.04	[9,10]	.32	[9,10]	3.88	[9,10]
10/31/2023	10.68	.42	(.25)	.17	(.40)	—	(.40)	10.45	1.47	[10]	—	[11]	.02	[10]	.02	[10]	.29	[10]	3.80	[10]
10/31/2022	12.50	.33	(1.70)	(1.37)	(.33)	(.12)	(.45)	10.68	(11.27)[10]		—	[11]	.05	[10]	.05	[10]	.31	[10]	2.79	[10]
10/31/2021	11.36	.27	1.34	1.61	(.38)	(.09)	(.47)	12.50	14.34	[10]	—	[11]	.05	[10]	.05	[10]	.31	[10]	2.18	[10]
10/31/2020	11.31	.29	.16	.45	(.32)	(.08)	(.40)	11.36	4.04	[10]	—	[11]	.07	[10]	.07	[10]	.34	[10]	2.57	[10]
10/31/2019	10.60	.31	.79	1.10	(.31)	(.08)	(.39)	11.31	10.62	[10]	—	[11]	.08	[10]	.08	[10]	.36	[10]	2.86	[10]
Class F-1:
4/30/2024[6,7]	10.44	.20	.72	.92	(.20)	—	(.20)	11.16	8.77	[8]	20		.37	[9]	.37	[9]	.65	[9]	3.56	[9]
10/31/2023	10.67	.38	(.25)	.13	(.36)	—	(.36)	10.44	1.10		21		.37		.37		.64		3.47
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29)	(.12)	(.41)	10.67	(11.57)		26		.37		.37		.63		2.47
10/31/2021	11.36	.23	1.33	1.56	(.34)	(.09)	(.43)	12.49	13.90		30		.37		.37		.63		1.85
10/31/2020	11.30	.25	.18	.43	(.29)	(.08)	(.37)	11.36	3.83		25		.38		.38		.65		2.21
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.20		15		.39		.39		.67		2.53
Class F-2:
4/30/2024[6,7]	10.46	.21	.72	.93	(.21)	—	(.21)	11.18	8.89	[8]	124		.12	[9]	.12	[9]	.40	[9]	3.78	[9]
10/31/2023	10.69	.41	(.25)	.16	(.39)	—	(.39)	10.46	1.37		117		.12		.12		.39		3.72
10/31/2022	12.52	.32	(1.71)	(1.39)	(.32)	(.12)	(.44)	10.69	(11.39)		146		.12		.12		.38		2.71
10/31/2021	11.37	.25	1.36	1.61	(.37)	(.09)	(.46)	12.52	14.35		150		.12		.12		.38		2.08
10/31/2020	11.32	.28	.16	.44	(.31)	(.08)	(.39)	11.37	3.97		105		.14		.14		.41		2.43
10/31/2019	10.61	.30	.79	1.09	(.30)	(.08)	(.38)	11.32	10.54		82		.14		.14		.42		2.73
Class F-3:
4/30/2024[6,7]	10.45	.22	.72	.94	(.22)	—	(.22)	11.17	8.95	[8]	19		.02	[9]	.02	[9]	.30	[9]	3.93	[9]
10/31/2023	10.68	.41	(.24)	.17	(.40)	—	(.40)	10.45	1.48		21		.02		.02		.29		3.76
10/31/2022	12.51	.34	(1.72)	(1.38)	(.33)	(.12)	(.45)	10.68	(11.32)		22		.02		.02		.28		2.93
10/31/2021	11.37	.26	1.35	1.61	(.38)	(.09)	(.47)	12.51	14.36		22		.02		.02		.28		2.10
10/31/2020	11.31	.29	.17	.46	(.32)	(.08)	(.40)	11.37	4.16		10		.04		.04		.31		2.57
10/31/2019	10.60	.30	.80	1.10	(.31)	(.08)	(.39)	11.31	10.65		6		.04		.04		.32		2.68
Class R-1:
4/30/2024[6,7]	10.41	.16	.71	.87	(.16)	—	(.16)	11.12	8.36	[8]	2		1.04	[9]	1.04	[9]	1.32	[9]	2.87	[9]
10/31/2023	10.64	.30	(.24)	.06	(.29)	—	(.29)	10.41	.45		1		1.04		1.04		1.31		2.76
10/31/2022	12.46	.21	(1.70)	(1.49)	(.21)	(.12)	(.33)	10.64	(12.23)		2		1.04		1.04		1.30		1.82
10/31/2021	11.32	.14	1.35	1.49	(.26)	(.09)	(.35)	12.46	13.27		2		1.07		1.07		1.33		1.12
10/31/2020	11.27	.17	.16	.33	(.20)	(.08)	(.28)	11.32	3.00		1		1.08		1.08		1.35		1.53
10/31/2019	10.58	.20	.78	.98	(.21)	(.08)	(.29)	11.27	9.42		1		1.13		1.13		1.41		1.87

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	25

Financial highlights (continued)

Conservative Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[6,7]	$10.42	$.16	$.72	$.88	$(.17)	$—	$(.17)	$11.13	8.39%[8]		$2		1.01%[9]		1.01%[9]		1.29%[9]		2.85%[9]
10/31/2023	10.65	.30	(.24)	.06	(.29)	—	(.29)	10.42	.48		2		1.03		1.03		1.30		2.76
10/31/2022	12.47	.21	(1.70)	(1.49)	(.21)	(.12)	(.33)	10.65	(12.20)		1		1.03		1.03		1.29		1.82
10/31/2021	11.33	.15	1.34	1.49	(.26)	(.09)	(.35)	12.47	13.31		2		1.01		1.01		1.27		1.24
10/31/2020	11.27	.20	.16	.36	(.22)	(.08)	(.30)	11.33	3.28		2		.89		.89		1.16		1.73
10/31/2019	10.58	.22	.77	.99	(.22)	(.08)	(.30)	11.27	9.58		2		.98		.98		1.26		2.04
Class R-2E:
4/30/2024[6,7]	10.46	.17	.73	.90	(.18)	—	(.18)	11.18	8.57	[8]	—	[11]	.77	[9]	.77	[9]	1.05	[9]	3.06	[9]
10/31/2023	10.68	.33	(.25)	.08	(.30)	—	(.30)	10.46	.71		—	[11]	.78		.78		1.05		2.99
10/31/2022	12.51	.24	(1.71)	(1.47)	(.24)	(.12)	(.36)	10.68	(11.97)[10]		—	[11]	.76	[10]	.76	[10]	1.02	[10]	2.08	[10]
10/31/2021	11.38	.15	1.40	1.55	(.33)	(.09)	(.42)	12.51	13.81		—	[11]	.68		.63		.89		1.22
10/31/2020	11.32	.26	.16	.42	(.28)	(.08)	(.36)	11.38	3.82	[10]	—	[11]	.61	[10]	.33	[10]	.60	[10]	2.30	[10]
10/31/2019	10.61	.29	.79	1.08	(.29)	(.08)	(.37)	11.32	10.43	[10]	—	[11]	.50	[10]	.27	[10]	.55	[10]	2.66	[10]
Class R-3:
4/30/2024[6,7]	10.45	.18	.72	.90	(.18)	—	(.18)	11.17	8.61	[8]	2		.68	[9]	.68	[9]	.96	[9]	3.20	[9]
10/31/2023	10.69	.35	(.26)	.09	(.33)	—	(.33)	10.45	.76		2		.65		.65		.92		3.16
10/31/2022	12.51	.27	(1.72)	(1.45)	(.25)	(.12)	(.37)	10.69	(11.82)		2		.62		.62		.88		2.27
10/31/2021	11.36	.19	1.36	1.55	(.31)	(.09)	(.40)	12.51	13.77		4		.63		.63		.89		1.59
10/31/2020	11.31	.22	.17	.39	(.26)	(.08)	(.34)	11.36	3.47		4		.65		.65		.92		1.97
10/31/2019	10.60	.25	.77	1.02	(.23)	(.08)	(.31)	11.31	9.90		2		.69		.69		.97		2.26
Class R-4:
4/30/2024[6,7]	10.52	.21	.72	.93	(.20)	—	(.20)	11.25	8.78	[8]	4		.34	[9]	.34	[9]	.62	[9]	3.79	[9]
10/31/2023	10.75	.38	(.25)	.13	(.36)	—	(.36)	10.52	1.14		6		.34		.34		.61		3.45
10/31/2022	12.59	.30	(1.73)	(1.43)	(.29)	(.12)	(.41)	10.75	(11.62)		6		.33		.33		.59		2.50
10/31/2021	11.36	.12	1.44	1.56	(.24)	(.09)	(.33)	12.59	13.90		9		.38		.38		.64		1.03
10/31/2020	11.30	.25	.17	.42	(.28)	(.08)	(.36)	11.36	3.82		77		.39		.39		.66		2.24
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.21		60		.38		.38		.66		2.53
Class R-5E:
4/30/2024[6,7]	10.52	.21	.72	.93	(.21)	—	(.21)	11.24	8.83	[8]	1		.15	[9]	.15	[9]	.43	[9]	3.69	[9]
10/31/2023	10.75	.40	(.24)	.16	(.39)	—	(.39)	10.52	1.35		—	[11]	.14		.14		.41		3.61
10/31/2022	12.58	.32	(1.71)	(1.39)	(.32)	(.12)	(.44)	10.75	(11.34)		—	[11]	.12		.12		.38		2.70
10/31/2021	11.43	.23	1.38	1.61	(.37)	(.09)	(.46)	12.58	14.32		—	[11]	.10		.09		.35		1.86
10/31/2020	11.31	.30	.14	.44	(.24)	(.08)	(.32)	11.43	3.92		—	[11]	.21		.20		.47		2.70
10/31/2019	10.60	.30	.78	1.08	(.29)	(.08)	(.37)	11.31	10.49		2		.19		.19		.47		2.76
Class R-5:
4/30/2024[6,7]	10.46	.21	.72	.93	(.21)	—	(.21)	11.18	8.92	[8]	—	[11]	.07	[9]	.07	[9]	.35	[9]	3.83	[9]
10/31/2023	10.69	.47	(.31)	.16	(.39)	—	(.39)	10.46	1.41		—	[11]	.08		.08		.35		4.25
10/31/2022	12.52	.45	(1.83)	(1.38)	(.33)	(.12)	(.45)	10.69	(11.34)		1		.03		.03		.29		3.76
10/31/2021	11.38	.27	1.34	1.61	(.38)	(.09)	(.47)	12.52	14.33		2		.04		.04		.30		2.18
10/31/2020	11.33	.28	.17	.45	(.32)	(.08)	(.40)	11.38	4.03		2		.08		.08		.35		2.41
10/31/2019	10.61	.29	.81	1.10	(.30)	(.08)	(.38)	11.33	10.68		—	[11]	.09		.08		.36		2.58
Class R-6:
4/30/2024[6,7]	10.46	.22	.72	.94	(.22)	—	(.22)	11.18	8.95	[8]	38		.02	[9]	.02	[9]	.30	[9]	3.90	[9]
10/31/2023	10.69	.40	(.23)	.17	(.40)	—	(.40)	10.46	1.47		38		.02		.02		.29		3.67
10/31/2022	12.52	.33	(1.71)	(1.38)	(.33)	(.12)	(.45)	10.69	(11.31)		28		.02		.02		.28		2.82
10/31/2021	11.38	.27	1.34	1.61	(.38)	(.09)	(.47)	12.52	14.35		31		.03		.03		.29		2.21
10/31/2020	11.32	.29	.17	.46	(.32)	(.08)	(.40)	11.38	4.16		25		.04		.04		.31		2.59
10/31/2019	10.61	.30	.80	1.10	(.31)	(.08)	(.39)	11.32	10.64		24		.05		.05		.33		2.77

Refer to the end of the tables for footnotes.

26	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Moderate Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$10.86	$.21	$1.01	$1.22	$(.22)	$(.04)	$(.26)	$11.82	11.15%[8]		$1,117		.31%[9]		.31%[9]		.61%[9]		3.67%[9]
10/31/2023	11.12	.38	(.05)	.33	(.38)	(.21)	(.59)	10.86	2.79		1,029		.30		.30		.60		3.37
10/31/2022	13.06	.31	(1.77)	(1.46)	(.32)	(.16)	(.48)	11.12	(11.49)		1,053		.32		.32		.62		2.58
10/31/2021	11.34	.27	1.91	2.18	(.33)	(.13)	(.46)	13.06	19.52		1,189		.32		.32		.60		2.15
10/31/2020	11.58	.29	(.08)	.21	(.31)	(.14)	(.45)	11.34	1.82		908		.35		.35		.62		2.51
10/31/2019	10.89	.30	.81	1.11	(.30)	(.12)	(.42)	11.58	10.53		798		.33		.33		.62		2.67
Class C:
4/30/2024[6,7]	10.80	.17	1.00	1.17	(.17)	(.04)	(.21)	11.76	10.81	[8]	88		1.04	[9]	1.04	[9]	1.34	[9]	2.95	[9]
10/31/2023	11.06	.30	(.06)	.24	(.29)	(.21)	(.50)	10.80	2.02		88		1.04		1.04		1.34		2.64
10/31/2022	12.99	.23	(1.77)	(1.54)	(.23)	(.16)	(.39)	11.06	(12.13)		100		1.04		1.04		1.34		1.87
10/31/2021	11.29	.18	1.89	2.07	(.24)	(.13)	(.37)	12.99	18.59		119		1.04		1.04		1.32		1.43
10/31/2020	11.53	.21	(.08)	.13	(.23)	(.14)	(.37)	11.29	1.10		93		1.05		1.05		1.32		1.83
10/31/2019	10.85	.22	.80	1.02	(.22)	(.12)	(.34)	11.53	9.70		95		1.06		1.06		1.35		1.95
Class T:
4/30/2024[6,7]	10.86	.23	1.00	1.23	(.23)	(.04)	(.27)	11.82	11.31	[8,10]	—	[11]	.02	[9,10]	.02	[9,10]	.32	[9,10]	3.97	[9,10]
10/31/2023	11.12	.42	(.06)	.36	(.41)	(.21)	(.62)	10.86	3.07	[10]	—	[11]	.02	[10]	.02	[10]	.32	[10]	3.67	[10]
10/31/2022	13.06	.35	(1.77)	(1.42)	(.36)	(.16)	(.52)	11.12	(11.24)[10]		—	[11]	.05	[10]	.05	[10]	.35	[10]	2.87	[10]
10/31/2021	11.34	.31	1.90	2.21	(.36)	(.13)	(.49)	13.06	19.83	[10]	—	[11]	.05	[10]	.05	[10]	.33	[10]	2.44	[10]
10/31/2020	11.58	.32	(.08)	.24	(.34)	(.14)	(.48)	11.34	2.11	[10]	—	[11]	.06	[10]	.06	[10]	.33	[10]	2.83	[10]
10/31/2019	10.89	.33	.81	1.14	(.33)	(.12)	(.45)	11.58	10.82	[10]	—	[11]	.07	[10]	.07	[10]	.36	[10]	2.98	[10]
Class F-1:
4/30/2024[6,7]	10.86	.21	1.00	1.21	(.21)	(.04)	(.25)	11.82	11.12	[8]	16		.37	[9]	.37	[9]	.67	[9]	3.63	[9]
10/31/2023	11.12	.37	(.05)	.32	(.37)	(.21)	(.58)	10.86	2.71		16		.37		.37		.67		3.29
10/31/2022	13.06	.31	(1.78)	(1.47)	(.31)	(.16)	(.47)	11.12	(11.54)		18		.37		.37		.67		2.54
10/31/2021	11.34	.27	1.90	2.17	(.32)	(.13)	(.45)	13.06	19.46		22		.37		.37		.65		2.14
10/31/2020	11.58	.28	(.07)	.21	(.31)	(.14)	(.45)	11.34	1.82		20		.37		.37		.64		2.48
10/31/2019	10.89	.29	.81	1.10	(.29)	(.12)	(.41)	11.58	10.46		15		.39		.39		.68		2.62
Class F-2:
4/30/2024[6,7]	10.88	.23	1.00	1.23	(.23)	(.04)	(.27)	11.84	11.24	[8]	145		.11	[9]	.11	[9]	.41	[9]	3.88	[9]
10/31/2023	11.13	.40	(.04)	.36	(.40)	(.21)	(.61)	10.88	3.07		137		.11		.11		.41		3.55
10/31/2022	13.08	.34	(1.78)	(1.44)	(.35)	(.16)	(.51)	11.13	(11.36)		135		.11		.11		.41		2.78
10/31/2021	11.36	.30	1.90	2.20	(.35)	(.13)	(.48)	13.08	19.73		140		.11		.11		.39		2.36
10/31/2020	11.60	.31	(.08)	.23	(.33)	(.14)	(.47)	11.36	2.05		100		.12		.12		.39		2.74
10/31/2019	10.91	.32	.81	1.13	(.32)	(.12)	(.44)	11.60	10.74		86		.13		.13		.42		2.87
Class F-3:
4/30/2024[6,7]	10.86	.23	1.01	1.24	(.23)	(.04)	(.27)	11.83	11.40	[8]	16		.02	[9]	.02	[9]	.32	[9]	3.98	[9]
10/31/2023	11.12	.43	(.07)	.36	(.41)	(.21)	(.62)	10.86	3.07		14		.02		.02		.32		3.73
10/31/2022	13.07	.34	(1.77)	(1.43)	(.36)	(.16)	(.52)	11.12	(11.28)		17		.02		.02		.32		2.84
10/31/2021	11.35	.30	1.91	2.21	(.36)	(.13)	(.49)	13.07	19.85		16		.02		.02		.30		2.37
10/31/2020	11.59	.33	(.09)	.24	(.34)	(.14)	(.48)	11.35	2.15		7		.03		.03		.30		2.88
10/31/2019	10.90	.33	.81	1.14	(.33)	(.12)	(.45)	11.59	10.85		6		.03		.03		.32		2.98
Class R-1:
4/30/2024[6,7]	10.81	.17	1.00	1.17	(.18)	(.04)	(.22)	11.76	10.75	[8]	3		1.03	[9]	1.03	[9]	1.33	[9]	2.93	[9]
10/31/2023	11.07	.30	(.06)	.24	(.29)	(.21)	(.50)	10.81	2.07		2		1.03		1.03		1.33		2.61
10/31/2022	13.01	.23	(1.77)	(1.54)	(.24)	(.16)	(.40)	11.07	(12.13)		2		1.02		1.02		1.32		1.90
10/31/2021	11.33	.14	1.91	2.05	(.24)	(.13)	(.37)	13.01	18.35		2		1.06		1.06		1.34		1.12
10/31/2020	11.57	.20	(.07)	.13	(.23)	(.14)	(.37)	11.33	1.10		1		1.08		1.08		1.35		1.78
10/31/2019	10.89	.19	.84	1.03	(.23)	(.12)	(.35)	11.57	9.71		—	[11]	1.09		1.09		1.38		1.73

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	27

Financial highlights (continued)

Moderate Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[6,7]	$10.82	$.18	$1.00	$1.18	$(.18)	$(.04)	$(.22)	$11.78	10.89%[8]		$3		.91%[9]		.91%[9]		1.21%[9]		3.02%[9]
10/31/2023	11.08	.31	(.05)	.26	(.31)	(.21)	(.52)	10.82	2.19		2		.90		.90		1.20		2.74
10/31/2022	13.01	.24	(1.77)	(1.53)	(.24)	(.16)	(.40)	11.08	(12.05)		2		.85		.85		1.15		1.97
10/31/2021	11.30	.20	1.90	2.10	(.26)	(.13)	(.39)	13.01	18.84		4		.90		.90		1.18		1.58
10/31/2020	11.54	.23	(.08)	.15	(.25)	(.14)	(.39)	11.30	1.34		3		.86		.86		1.13		2.06
10/31/2019	10.86	.23	.81	1.04	(.24)	(.12)	(.36)	11.54	9.82		3		.97		.97		1.26		2.03
Class R-2E:
4/30/2024[6,7]	10.88	.19	1.00	1.19	(.19)	(.04)	(.23)	11.84	10.93	[8,10]	—	[11]	.70	[9,10]	.70	[9,10]	1.00	[9,10]	3.27	[9,10]
10/31/2023	11.14	.34	(.06)	.28	(.33)	(.21)	(.54)	10.88	2.40		—	[11]	.68		.68		.98		2.96
10/31/2022	13.08	.27	(1.77)	(1.50)	(.28)	(.16)	(.44)	11.14	(11.78)[10]		—	[11]	.66	[10]	.66	[10]	.96	[10]	2.24	[10]
10/31/2021	11.36	.23	1.91	2.14	(.29)	(.13)	(.42)	13.08	19.10	[10]	—	[11]	.68	[10]	.66	[10]	.94	[10]	1.82	[10]
10/31/2020	11.59	.25	(.09)	.16	(.25)	(.14)	(.39)	11.36	1.42	[10]	—	[11]	.75	[10]	.74	[10]	1.01	[10]	2.19	[10]
10/31/2019	10.91	.24	.86	1.10	(.30)	(.12)	(.42)	11.59	10.40	[10]	—	[11]	.64	[10]	.64	[10]	.93	[10]	2.08	[10]
Class R-3:
4/30/2024[6,7]	10.84	.20	1.01	1.21	(.21)	(.04)	(.25)	11.80	11.09	[8]	5		.52	[9]	.52	[9]	.82	[9]	3.38	[9]
10/31/2023	11.10	.35	(.04)	.31	(.36)	(.21)	(.57)	10.84	2.62		5		.49		.49		.79		3.08
10/31/2022	13.04	.30	(1.79)	(1.49)	(.29)	(.16)	(.45)	11.10	(11.76)		2		.54		.54		.84		2.44
10/31/2021	11.33	.22	1.92	2.14	(.30)	(.13)	(.43)	13.04	19.17		4		.59		.59		.87		1.75
10/31/2020	11.57	.25	(.07)	.18	(.28)	(.14)	(.42)	11.33	1.61		1		.59		.59		.86		2.22
10/31/2019	10.88	.28	.80	1.08	(.27)	(.12)	(.39)	11.57	10.23		1		.63		.63		.92		2.46
Class R-4:
4/30/2024[6,7]	10.85	.21	1.01	1.22	(.21)	(.04)	(.25)	11.82	11.23	[8]	2		.35	[9]	.35	[9]	.65	[9]	3.64	[9]
10/31/2023	11.11	.39	(.07)	.32	(.37)	(.21)	(.58)	10.85	2.75		2		.35		.35		.65		3.39
10/31/2022	13.06	.30	(1.77)	(1.47)	(.32)	(.16)	(.48)	11.11	(11.58)		2		.35		.35		.65		2.49
10/31/2021	11.34	.26	1.92	2.18	(.33)	(.13)	(.46)	13.06	19.54		1		.34		.34		.62		2.02
10/31/2020	11.58	.31	(.10)	.21	(.31)	(.14)	(.45)	11.34	1.83		1		.33		.33		.60		2.76
10/31/2019	10.90	.26	.84	1.10	(.30)	(.12)	(.42)	11.58	10.43		1		.38		.38		.67		2.35
Class R-5E:
4/30/2024[6,7]	10.87	.22	1.00	1.22	(.22)	(.04)	(.26)	11.83	11.23	[8]	—	[11]	.17	[9]	.17	[9]	.47	[9]	3.84	[9]
10/31/2023	11.13	.39	(.05)	.34	(.39)	(.21)	(.60)	10.87	2.95		—	[11]	.15		.15		.45		3.44
10/31/2022	13.07	.33	(1.77)	(1.44)	(.34)	(.16)	(.50)	11.13	(11.32)		—	[11]	.16		.16		.46		2.78
10/31/2021	11.36	.24	1.96	2.20	(.36)	(.13)	(.49)	13.07	19.72		—	[11]	.14		.12		.40		1.89
10/31/2020	11.59	.33	(.08)	.25	(.34)	(.14)	(.48)	11.36	2.19		—	[11]	.23		.04		.31		2.85
10/31/2019	10.90	.32	.80	1.12	(.31)	(.12)	(.43)	11.59	10.66	[10]	—	[11]	.22	[10]	.20	[10]	.49	[10]	2.84	[10]
Class R-5:
4/30/2024[6,7]	10.90	.23	1.01	1.24	(.23)	(.04)	(.27)	11.87	11.33	[8]	—	[11]	.07	[9]	.07	[9]	.37	[9]	3.84	[9]
10/31/2023	11.16	.41	(.06)	.35	(.40)	(.21)	(.61)	10.90	3.01		—	[11]	.07		.07		.37		3.59
10/31/2022	13.11	.35	(1.79)	(1.44)	(.35)	(.16)	(.51)	11.16	(11.29)		—	[11]	.07		.07		.37		2.84
10/31/2021	11.38	.30	1.92	2.22	(.36)	(.13)	(.49)	13.11	19.81		1		.07		.07		.35		2.31
10/31/2020	11.60	.33	(.10)	.23	(.31)	(.14)	(.45)	11.38	2.02		—	[11]	.14		.10		.37		2.83
10/31/2019	10.91	.39	.74	1.13	(.32)	(.12)	(.44)	11.60	10.73		—	[11]	.13		.09		.38		3.39
Class R-6:
4/30/2024[6,7]	10.89	.23	1.00	1.23	(.23)	(.04)	(.27)	11.85	11.28	[8]	9		.02	[9]	.02	[9]	.32	[9]	3.92	[9]
10/31/2023	11.14	.38	(.01)	.37	(.41)	(.21)	(.62)	10.89	3.16		8		.02		.02		.32		3.36
10/31/2022	13.09	.35	(1.78)	(1.43)	(.36)	(.16)	(.52)	11.14	(11.27)		4		.02		.02		.32		2.88
10/31/2021	11.37	.29	1.92	2.21	(.36)	(.13)	(.49)	13.09	19.81		4		.02		.02		.30		2.28
10/31/2020	11.61	.33	(.09)	.24	(.34)	(.14)	(.48)	11.37	2.14		2		.04		.04		.31		2.90
10/31/2019	10.92	.31	.83	1.14	(.33)	(.12)	(.45)	11.61	10.83		2		.05		.04		.33		2.77

Refer to the end of the tables for footnotes.

28	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Enhanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$11.54	$.23	$1.32	$1.55	$(.23)	$(.04)	$(.27)	$12.82	13.50%[8]		$1,241		.29%[9]		.29%[9]		.59%[9]		3.68%[9]
10/31/2023	11.70	.37	.15	.52	(.37)	(.31)	(.68)	11.54	4.43		1,113		.30		.30		.60		3.07
10/31/2022	13.94	.32	(1.96)	(1.64)	(.32)	(.28)	(.60)	11.70	(12.21)		1,082		.34		.34		.64		2.46
10/31/2021	11.48	.30	2.51	2.81	(.31)	(.04)	(.35)	13.94	24.73		1,162		.31		.31		.60		2.25
10/31/2020	11.91	.32	(.26)	.06	(.32)	(.17)	(.49)	11.48	.50		834		.35		.35		.64		2.73
10/31/2019	11.21	.31	.86	1.17	(.32)	(.15)	(.47)	11.91	10.81		787		.36		.36		.66		2.69
Class C:
4/30/2024[6,7]	11.49	.19	1.31	1.50	(.19)	(.04)	(.23)	12.76	13.06	[8]	77		1.04	[9]	1.04	[9]	1.34	[9]	2.96	[9]
10/31/2023	11.65	.28	.15	.43	(.28)	(.31)	(.59)	11.49	3.65		75		1.04		1.04		1.34		2.35
10/31/2022	13.88	.23	(1.96)	(1.73)	(.22)	(.28)	(.50)	11.65	(12.84)		85		1.04		1.04		1.34		1.77
10/31/2021	11.43	.20	2.50	2.70	(.21)	(.04)	(.25)	13.88	23.86		103		1.04		1.04		1.33		1.54
10/31/2020	11.86	.24	(.27)	(.03)	(.23)	(.17)	(.40)	11.43	(.22)		83		1.05		1.05		1.34		2.04
10/31/2019	11.17	.23	.85	1.08	(.24)	(.15)	(.39)	11.86	10.00		87		1.06		1.06		1.36		2.00
Class T:
4/30/2024[6,7]	11.55	.25	1.32	1.57	(.25)	(.04)	(.29)	12.83	13.64	[8,10]	—	[11]	.02	[9,10]	.02	[9,10]	.32	[9,10]	3.97	[9,10]
10/31/2023	11.71	.41	.14	.55	(.40)	(.31)	(.71)	11.55	4.71	[10]	—	[11]	.02	[10]	.02	[10]	.32	[10]	3.37	[10]
10/31/2022	13.95	.36	(1.96)	(1.60)	(.36)	(.28)	(.64)	11.71	(11.94)[10]		—	[11]	.05	[10]	.05	[10]	.35	[10]	2.77	[10]
10/31/2021	11.48	.34	2.51	2.85	(.34)	(.04)	(.38)	13.95	25.13	[10]	—	[11]	.05	[10]	.05	[10]	.34	[10]	2.54	[10]
10/31/2020	11.91	.35	(.26)	.09	(.35)	(.17)	(.52)	11.48	.79	[10]	—	[11]	.06	[10]	.06	[10]	.35	[10]	3.04	[10]
10/31/2019	11.21	.35	.85	1.20	(.35)	(.15)	(.50)	11.91	11.12	[10]	—	[11]	.07	[10]	.07	[10]	.37	[10]	3.04	[10]
Class F-1:
4/30/2024[6,7]	11.55	.23	1.32	1.55	(.23)	(.04)	(.27)	12.83	13.43	[8]	18		.38	[9]	.38	[9]	.68	[9]	3.62	[9]
10/31/2023	11.71	.36	.15	.51	(.36)	(.31)	(.67)	11.55	4.31		17		.38		.38		.68		3.00
10/31/2022	13.95	.31	(1.96)	(1.65)	(.31)	(.28)	(.59)	11.71	(12.24)		24		.39		.39		.69		2.43
10/31/2021	11.48	.29	2.52	2.81	(.30)	(.04)	(.34)	13.95	24.72		27		.38		.38		.67		2.23
10/31/2020	11.91	.31	(.26)	.05	(.31)	(.17)	(.48)	11.48	.45		26		.39		.39		.68		2.71
10/31/2019	11.21	.31	.85	1.16	(.31)	(.15)	(.46)	11.91	10.77		31		.39		.39		.69		2.69
Class F-2:
4/30/2024[6,7]	11.56	.24	1.32	1.56	(.24)	(.04)	(.28)	12.84	13.57	[8]	221		.11	[9]	.11	[9]	.41	[9]	3.88	[9]
10/31/2023	11.72	.39	.15	.54	(.39)	(.31)	(.70)	11.56	4.61		206		.12		.12		.42		3.25
10/31/2022	13.96	.34	(1.95)	(1.61)	(.35)	(.28)	(.63)	11.72	(12.00)		198		.12		.12		.42		2.68
10/31/2021	11.50	.33	2.50	2.83	(.33)	(.04)	(.37)	13.96	24.91		218		.12		.12		.41		2.45
10/31/2020	11.93	.34	(.26)	.08	(.34)	(.17)	(.51)	11.50	.72		152		.13		.13		.42		2.95
10/31/2019	11.22	.33	.87	1.20	(.34)	(.15)	(.49)	11.93	11.11		140		.14		.14		.44		2.89
Class F-3:
4/30/2024[6,7]	11.55	.24	1.33	1.57	(.25)	(.04)	(.29)	12.83	13.64	[8]	40		.02	[9]	.02	[9]	.32	[9]	3.80	[9]
10/31/2023	11.71	.40	.15	.55	(.40)	(.31)	(.71)	11.55	4.71		30		.02		.02		.32		3.33
10/31/2022	13.95	.35	(1.95)	(1.60)	(.36)	(.28)	(.64)	11.71	(11.92)		28		.02		.02		.32		2.77
10/31/2021	11.49	.33	2.52	2.85	(.35)	(.04)	(.39)	13.95	25.06		27		.02		.02		.31		2.49
10/31/2020	11.92	.36	(.27)	.09	(.35)	(.17)	(.52)	11.49	.83		14		.03		.03		.32		3.09
10/31/2019	11.21	.35	.86	1.21	(.35)	(.15)	(.50)	11.92	11.25		10		.03		.03		.33		3.06
Class R-1:
4/30/2024[6,7]	11.53	.19	1.31	1.50	(.19)	(.04)	(.23)	12.80	13.04	[8]	2		1.01	[9]	1.01	[9]	1.31	[9]	2.95	[9]
10/31/2023	11.69	.28	.16	.44	(.29)	(.31)	(.60)	11.53	3.72		1		1.01		1.01		1.31		2.29
10/31/2022	13.93	.22	(1.94)	(1.72)	(.24)	(.28)	(.52)	11.69	(12.76)		1		1.00		1.00		1.30		1.72
10/31/2021	11.46	.16	2.55	2.71	(.20)	(.04)	(.24)	13.93	23.82		1		1.02		1.02		1.31		1.18
10/31/2020	11.91	.26	(.28)	(.02)	(.26)	(.17)	(.43)	11.46	(.16)[10]		—	[11]	1.02	[10]	1.02	[10]	1.31	[10]	2.27	[10]
10/31/2019	11.20	.24	.86	1.10	(.24)	(.15)	(.39)	11.91	10.14	[10]	—	[11]	1.06	[10]	1.06	[10]	1.36	[10]	2.10	[10]

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	29

Financial highlights (continued)

Enhanced Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[6,7]	$11.47	$.20	$1.30	$1.50	$(.19)	$(.04)	$(.23)	$12.74	13.10%[8]		$3		.90%[9]		.90%[9]		1.20%[9]		3.13%[9]
10/31/2023	11.63	.29	.16	.45	(.30)	(.31)	(.61)	11.47	3.85		4		.90		.90		1.20		2.46
10/31/2022	13.86	.25	(1.95)	(1.70)	(.25)	(.28)	(.53)	11.63	(12.67)		4		.86		.86		1.16		1.93
10/31/2021	11.42	.23	2.49	2.72	(.24)	(.04)	(.28)	13.86	24.06		4		.86		.86		1.15		1.70
10/31/2020	11.85	.25	(.25)	— [12]	(.26)	(.17)	(.43)	11.42	.02		2		.85		.85		1.14		2.19
10/31/2019	11.16	.23	.87	1.10	(.26)	(.15)	(.41)	11.85	10.24		2		.93		.93		1.23		1.99
Class R-2E:
4/30/2024[6,7]	11.54	.20	1.32	1.52	(.20)	(.04)	(.24)	12.82	13.23	[8]	1		.81	[9]	.81	[9]	1.11	[9]	3.16	[9]
10/31/2023	11.70	.31	.15	.46	(.31)	(.31)	(.62)	11.54	3.90		1		.80		.80		1.10		2.59
10/31/2022	13.95	.27	(1.97)	(1.70)	(.27)	(.28)	(.55)	11.70	(12.60)		1		.79		.79		1.09		2.14
10/31/2021	11.49	.24	2.52	2.76	(.26)	(.04)	(.30)	13.95	24.21		—	[11]	.77		.77		1.06		1.84
10/31/2020	11.92	.27	(.26)	.01	(.27)	(.17)	(.44)	11.49	.05	[10]	—	[11]	.79	[10]	.79	[10]	1.08	[10]	2.29	[10]
10/31/2019	11.23	.22	.91	1.13	(.29)	(.15)	(.44)	11.92	10.45	[10]	—	[11]	.76	[10]	.76	[10]	1.06	[10]	1.89	[10]
Class R-3:
4/30/2024[6,7]	11.51	.21	1.32	1.53	(.22)	(.04)	(.26)	12.78	13.29	[8]	6		.60	[9]	.60	[9]	.90	[9]	3.39	[9]
10/31/2023	11.67	.31	.18	.49	(.34)	(.31)	(.65)	11.51	4.18		5		.60		.60		.90		2.61
10/31/2022	13.91	.27	(1.94)	(1.67)	(.29)	(.28)	(.57)	11.67	(12.41)		4		.55		.55		.85		2.11
10/31/2021	11.45	.26	2.52	2.78	(.28)	(.04)	(.32)	13.91	24.51		2		.55		.55		.84		2.00
10/31/2020	11.89	.29	(.26)	.03	(.30)	(.17)	(.47)	11.45	.23		2		.56		.56		.85		2.47
10/31/2019	11.20	.27	.87	1.14	(.30)	(.15)	(.45)	11.89	10.53		2		.64		.64		.94		2.35
Class R-4:
4/30/2024[6,7]	11.55	.25	1.31	1.56	(.24)	(.04)	(.28)	12.83	13.51	[8]	4		.22	[9]	.22	[9]	.52	[9]	4.02	[9]
10/31/2023	11.71	.37	.16	.53	(.38)	(.31)	(.69)	11.55	4.47		6		.24		.24		.54		3.11
10/31/2022	13.95	.31	(1.94)	(1.63)	(.33)	(.28)	(.61)	11.71	(12.13)		5		.26		.26		.56		2.46
10/31/2021	11.49	.30	2.52	2.82	(.32)	(.04)	(.36)	13.95	24.78		4		.28		.28		.57		2.22
10/31/2020	11.92	.32	(.25)	.07	(.33)	(.17)	(.50)	11.49	.59		1		.27		.27		.56		2.74
10/31/2019	11.21	.32	.86	1.18	(.32)	(.15)	(.47)	11.92	10.95		1		.33		.33		.63		2.80
Class R-5E:
4/30/2024[6,7]	11.55	.23	1.33	1.56	(.24)	(.04)	(.28)	12.83	13.56	[8]	2		.17	[9]	.17	[9]	.47	[9]	3.73	[9]
10/31/2023	11.71	.38	.15	.53	(.38)	(.31)	(.69)	11.55	4.53		1		.18		.18		.48		3.16
10/31/2022	13.95	.37	(1.99)	(1.62)	(.34)	(.28)	(.62)	11.71	(12.02)		1		.15		.15		.45		2.97
10/31/2021	11.49	.30	2.53	2.83	(.33)	(.04)	(.37)	13.95	24.92		1		.14		.14		.43		2.23
10/31/2020	11.92	.35	(.27)	.08	(.34)	(.17)	(.51)	11.49	.69		—	[11]	.17		.17		.46		2.97
10/31/2019	11.22	.34	.85	1.19	(.34)	(.15)	(.49)	11.92	10.99		—	[11]	.21		.21		.51		2.94
Class R-5:
4/30/2024[6,7]	11.57	.25	1.32	1.57	(.25)	(.04)	(.29)	12.85	13.59	[8,10]	—	[11]	.06	[9,10]	.06	[9,10]	.36	[9,10]	3.92	[9,10]
10/31/2023	11.73	.40	.15	.55	(.40)	(.31)	(.71)	11.57	4.66		—	[11]	.06		.06		.36		3.33
10/31/2022	13.97	.37	(1.98)	(1.61)	(.35)	(.28)	(.63)	11.73	(11.95)		—	[11]	.08		.07		.37		2.84
10/31/2021	11.51	.34	2.50	2.84	(.34)	(.04)	(.38)	13.97	25.00		—	[11]	.11		.03		.32		2.56
10/31/2020	11.93	.36	(.26)	.10	(.35)	(.17)	(.52)	11.51	.86		—	[11]	.22		.04		.33		3.06
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.10	[10]	—	[11]	.21	[10]	.09	[10]	.39	[10]	3.01	[10]
Class R-6:
4/30/2024[6,7]	11.57	.25	1.32	1.57	(.25)	(.04)	(.29)	12.85	13.61	[8]	9		.02	[9]	.02	[9]	.32	[9]	3.89	[9]
10/31/2023	11.73	.40	.15	.55	(.40)	(.31)	(.71)	11.57	4.71		7		.02		.02		.32		3.29
10/31/2022	13.97	.35	(1.95)	(1.60)	(.36)	(.28)	(.64)	11.73	(11.90)		6		.02		.02		.32		2.73
10/31/2021	11.50	.33	2.53	2.86	(.35)	(.04)	(.39)	13.97	25.12		5		.02		.02		.31		2.50
10/31/2020	11.93	.35	(.26)	.09	(.35)	(.17)	(.52)	11.50	.82		3		.04		.04		.33		3.00
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.14		2		.06		.04		.34		3.05

Refer to the end of the tables for footnotes.

30	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2024[6,7,8]	2023	2022	2021	2020	2019
Conservative Portfolio	10%	16%	15%	17%	5%	2%
Moderate Portfolio	13	6	7	23	5	1
Enhanced Portfolio	13	4	6	18	15	3

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Amount less than $.01.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	American Funds Retirement Income Portfolio Series

Expense example (continued)

Conservative Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,087.13	$1.56	.30%	$3.01	.58%
Class A – assumed 5% return	1,000.00	1,023.37	1.51	.30	2.92	.58
Class C – actual return	1,000.00	1,083.64	5.44	1.05	6.89	1.33
Class C – assumed 5% return	1,000.00	1,019.64	5.27	1.05	6.67	1.33
Class T – actual return	1,000.00	1,089.57	.21	.04	1.66	.32
Class T – assumed 5% return	1,000.00	1,024.66	.20	.04	1.61	.32
Class F-1 – actual return	1,000.00	1,087.74	1.92	.37	3.37	.65
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.27	.65
Class F-2 – actual return	1,000.00	1,088.93	.62	.12	2.08	.40
Class F-2 – assumed 5% return	1,000.00	1,024.27	.60	.12	2.01	.40
Class F-3 – actual return	1,000.00	1,089.54	.10	.02	1.56	.30
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.51	.30
Class R-1 – actual return	1,000.00	1,083.62	5.39	1.04	6.84	1.32
Class R-1 – assumed 5% return	1,000.00	1,019.69	5.22	1.04	6.62	1.32
Class R-2 – actual return	1,000.00	1,083.85	5.23	1.01	6.68	1.29
Class R-2 – assumed 5% return	1,000.00	1,019.84	5.07	1.01	6.47	1.29
Class R-2E – actual return	1,000.00	1,085.66	3.99	.77	5.44	1.05
Class R-2E – assumed 5% return	1,000.00	1,021.03	3.87	.77	5.27	1.05
Class R-3 – actual return	1,000.00	1,086.14	3.53	.68	4.98	.96
Class R-3 – assumed 5% return	1,000.00	1,021.48	3.42	.68	4.82	.96
Class R-4 – actual return	1,000.00	1,087.77	1.76	.34	3.22	.62
Class R-4 – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.12	.62
Class R-5E – actual return	1,000.00	1,088.30	.78	.15	2.23	.43
Class R-5E – assumed 5% return	1,000.00	1,024.12	.75	.15	2.16	.43
Class R-5 – actual return	1,000.00	1,089.17	.36	.07	1.82	.35
Class R-5 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.76	.35
Class R-6 – actual return	1,000.00	1,089.46	.10	.02	1.56	.30
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.51	.30

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	33

Expense example (continued)

Moderate Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,111.52	$1.63	.31%	$3.20	.61%
Class A – assumed 5% return	1,000.00	1,023.32	1.56	.31	3.07	.61
Class C – actual return	1,000.00	1,108.13	5.45	1.04	7.02	1.34
Class C – assumed 5% return	1,000.00	1,019.69	5.22	1.04	6.72	1.34
Class T – actual return	1,000.00	1,113.10	.11	.02	1.68	.32
Class T – assumed 5% return	1,000.00	1,024.76	.10	.02	1.61	.32
Class F-1 – actual return	1,000.00	1,111.16	1.94	.37	3.52	.67
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.37	.67
Class F-2 – actual return	1,000.00	1,112.42	.58	.11	2.15	.41
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.06	.41
Class F-3 – actual return	1,000.00	1,114.01	.11	.02	1.68	.32
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.61	.32
Class R-1 – actual return	1,000.00	1,107.51	5.40	1.03	6.97	1.33
Class R-1 – assumed 5% return	1,000.00	1,019.74	5.17	1.03	6.67	1.33
Class R-2 – actual return	1,000.00	1,108.90	4.77	.91	6.34	1.21
Class R-2 – assumed 5% return	1,000.00	1,020.34	4.57	.91	6.07	1.21
Class R-2E – actual return	1,000.00	1,109.35	3.67	.70	5.24	1.00
Class R-2E – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.02	1.00
Class R-3 – actual return	1,000.00	1,110.93	2.73	.52	4.30	.82
Class R-3 – assumed 5% return	1,000.00	1,022.28	2.61	.52	4.12	.82
Class R-4 – actual return	1,000.00	1,112.25	1.84	.35	3.41	.65
Class R-4 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.27	.65
Class R-5E – actual return	1,000.00	1,112.26	.89	.17	2.47	.47
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	2.36	.47
Class R-5 – actual return	1,000.00	1,113.31	.37	.07	1.94	.37
Class R-5 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.86	.37
Class R-6 – actual return	1,000.00	1,112.77	.11	.02	1.68	.32
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.61	.32

Refer to the end of the tables for footnotes.

34	American Funds Retirement Income Portfolio Series

Expense example (continued)

Enhanced Portfolio

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,134.99	$1.54	.29%	$3.13	.59%
Class A – assumed 5% return	1,000.00	1,023.42	1.46	.29	2.97	.59
Class C – actual return	1,000.00	1,130.56	5.51	1.04	7.10	1.34
Class C – assumed 5% return	1,000.00	1,019.69	5.22	1.04	6.72	1.34
Class T – actual return	1,000.00	1,136.40	.11	.02	1.70	.32
Class T – assumed 5% return	1,000.00	1,024.76	.10	.02	1.61	.32
Class F-1 – actual return	1,000.00	1,134.29	2.02	.38	3.61	.68
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class F-2 – actual return	1,000.00	1,135.74	.58	.11	2.18	.41
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.06	.41
Class F-3 – actual return	1,000.00	1,136.39	.11	.02	1.70	.32
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.61	.32
Class R-1 – actual return	1,000.00	1,130.42	5.35	1.01	6.94	1.31
Class R-1 – assumed 5% return	1,000.00	1,019.84	5.07	1.01	6.57	1.31
Class R-2 – actual return	1,000.00	1,131.04	4.77	.90	6.36	1.20
Class R-2 – assumed 5% return	1,000.00	1,020.39	4.52	.90	6.02	1.20
Class R-2E – actual return	1,000.00	1,132.30	4.29	.81	5.88	1.11
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.57	1.11
Class R-3 – actual return	1,000.00	1,132.90	3.18	.60	4.77	.90
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.02	.60	4.52	.90
Class R-4 – actual return	1,000.00	1,135.10	1.17	.22	2.76	.52
Class R-4 – assumed 5% return	1,000.00	1,023.77	1.11	.22	2.61	.52
Class R-5E – actual return	1,000.00	1,135.62	.90	.17	2.50	.47
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	2.36	.47
Class R-5 – actual return	1,000.00	1,135.90	.32	.06	1.91	.36
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.81	.36
Class R-6 – actual return	1,000.00	1,136.15	.11	.02	1.70	.32
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.61	.32

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Retirement Income Portfolio Series	35

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences

36	American Funds Retirement Income Portfolio Series

appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Retirement Income Portfolio Series	37

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

38	American Funds Retirement Income Portfolio Series

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American Funds Retirement Income Portfolio Series	39

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40	American Funds Retirement Income Portfolio Series

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American Funds Retirement Income Portfolio Series	41

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42	American Funds Retirement Income Portfolio Series

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American Funds Retirement Income Portfolio Series	43

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Retirement Income Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series”— which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Each S&P index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2024